Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 6,895	$ 4,057
Accounts receivable, net of allowance for doubtful accounts	5,053	2,219
Inventories	5,231	7,510
Prepaid expenses	605	394
Government Assistance	1,718	692
Other current assets	765	1,252
Total current assets	20,267	16,124
Noncurrent assets
Deferred income tax assets	3,077	3,296
Property, plant and equipment, net of accumulated depreciation	3,230	782
Intangible assets, net of accumulated amortization		1
Operating lease right-of-use assets	1,278	1,379
Other noncurrent assets	83	77
Total noncurrent assets	7,668	5,535
TOTAL ASSETS	27,935	21,659
Current Liabilities
Accounts payable	6,963	6,735
Indebtedness to related parties, current	1,278	3,374
Current portion of obligations under operating lease liabilities	336	324
Income tax payable	2	47
Other current liabilities	138	148
Total current liabilities	8,717	10,628
Noncurrent liabilities
Bonds, mortgages and other long-term debt	1,654	1,489
Convertible note payable, noncurrent	1,519
Indebtedness to related parties, noncurrent	9,695	7,946
Operating lease liabilities, noncurrent	893	988
Employee benefit plan obligation	426	396
Total noncurrent liabilities	14,187	10,819
TOTAL LIABILITIES	22,904	21,447
SHAREHOLDERS' EQUITY
Common stock - F shares	154	75
Additional paid-in capital	24,730	16,731
Accumulated other comprehensive income / (loss)	784	775
Accumulated deficit	(20,712)	(17,444)
Total shareholders' equity	5,031	212
TOTAL LIABILITIES AND EQUITY	27,935	21,659
Class F Shares
SHAREHOLDERS' EQUITY
Common stock - F shares	$ 75	$ 75